Long-Term Employee Benefit Liabilities - Company's Termination and Long Service Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Long-term employee benefit liabilities	$ 560	$ 419	$ 356
Termination And Long Service Arrangements [Member]
Employee Benefit Plans [Line Items]
Beginning of year	237	220	190
Current service cost	15	14	13
Interest cost	12	10	11
Actuarial losses and changes in actuarial assumptions	41	14	33
Benefits paid	(12)	(11)	(12)
Curtailment	(4)	0	0
Divestitures	0	0	(3)
Currency translation	7	(10)	(12)
Ending funded status	296	237	220
Current liability	10	8	8
Long-term employee benefit liabilities	286	229	212
Net amount	296	237	220
Unrecognized actuarial losses	(73)	(45)	(41)
Current service cost	15	14	13
Interest cost	12	10	11
Actuarial losses	12	6	5
Net periodic benefit cost	$ 39	$ 30	$ 29